RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
RECLAMATION PROVISION
Long-term, beginning of year	$ 265,308
Current, beginning of year	9,193
Reclassification from long-term to current, end of year	(10,038)	$ (9,193)
Long-term, end of year	345,268	265,308
Asset retirement obligation
RECLAMATION PROVISION
Long-term, beginning of year	259,706	269,068
Current, beginning of year	5,953	4,443
Current year additions and changes in estimate, net	58,891	(9,112)
Current year accretion	5,247	3,847
Liabilities settled	(1,115)	(1,113)
Foreign exchange revaluation	21,004	(1,474)
Reclassification from long-term to current, end of year	(8,609)	(5,953)
Long-term, end of year	341,077	259,706
Environmental remediation liability
RECLAMATION PROVISION
Long-term, beginning of year	5,602	7,231
Current, beginning of year	3,240	1,802
Current year additions and changes in estimate, net	850	243
Liabilities settled	(4,559)	(1,606)
Foreign exchange revaluation	487	1,172
Reclassification from long-term to current, end of year	(1,429)	(3,240)
Long-term, end of year	$ 4,191	$ 5,602
Minimum
RECLAMATION PROVISION
Discount rate used in reclamation provision	1.14%	0.74%
Maximum
RECLAMATION PROVISION
Discount rate used in reclamation provision	2.39%	2.35%